Summary of Significant Accounting Policies - Components of Accumulated Other Comprehensive Income, Included in Stockholders' Equity (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Net unrealized gain on securities available for sale	$ 7,416	$ 9,063
Comprehensive income	14,618	13,356	7,917
Tax effect	(2,969)	(3,615)
Net-of-tax amount	4,447	5,448
Accumulated other comprehensive income	4,104	4,915
Supplemental Director Retirement Plan [Member]
Schedule of Available-for-sale Securities [Line Items]
Unrecognized net actuarial loss	(104)	(302)
Unrecognized prior service cost	(62)	(90)
Comprehensive income	(166)	(392)
Tax effect	58	137
Net-of-tax amount	(108)	(255)
Long-Term Health Care Plan [Member]
Schedule of Available-for-sale Securities [Line Items]
Unrecognized net actuarial loss	(112)	(161)
Unrecognized prior service cost	(249)	(266)
Comprehensive income	(361)	(427)
Tax effect	126	149
Net-of-tax amount	$ (235)	$ (278)